Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 1,035,674	$ 1,947,142
Restricted cash	26,339,708	29,693,689
Accounts receivable, net	7,122,604	6,929,529
Inventories	3,027	33,598
Loan receivables due from third parties, net	26,375,018	23,751,471
Due from related parties	1,325	5,941
Other current assets	72,250	70,910
Other receivables, net	745,964	656,835
Total current assets	61,695,570	63,089,115
Pledged deposits	15,329	48,752
Property and equipment, net	64,146	77,073
Intangible assets, net	2,519,491	3,123,394
Right of use assets	103,801	37,313
Goodwill	267,331	267,331
Total non-current assets	2,970,098	3,553,863
Total Assets	64,665,668	66,642,978
LIABILITIES
Customer pledged deposits		7,846
Unearned income	69,099	72,523
Reserve for financial guarantee losses	430,179	651,341
Dividends payable	480,000	480,000
Tax payable	3,012,439	2,614,257
Due to related parties	123,785	123,117
Warrant liabilities		16,998
Operating lease liabilities, current portion	58,269	65,498
Accrued expenses and other liabilities	1,488,507	1,155,903
Bank loans	5,671,758	5,961,460
Total current liabilities	11,334,036	11,148,943
Operating lease liabilities, noncurrent portion	61,172
Deferred tax liabilities	456,118	544,355
Total non-current Liabilities	517,290	544,355
Total Liabilities	11,851,326	11,693,298
Commitments and Contingencies
Shareholders’ Equity
Ordinary Share, no par value, unlimited shares authorized; 25,287,851 and 25,287,851 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively
Class A convertible preferred shares, no par value, unlimited shares authorized; 715,000 and 715,000 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	12,052,106	11,711,727
Class B convertible preferred shares, no par value, unlimited shares authorized; 291,795,150 and 291,795,150 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively	31,087,732	31,087,732
Additional paid-in capital	3,312,189	3,312,189
Statutory reserve	362,797	362,797
Accumulated deficit	(14,824,176)	(14,805,802)
Accumulated other comprehensive income	1,437,234	3,128,086
Total Roan Holdings Group Co., Ltd.’s Shareholders’ Equity	33,427,882	34,796,729
Noncontrolling interests	19,386,460	20,152,951
Total Equity	52,814,342	54,949,680
Total Liabilities and Equity	$ 64,665,668	$ 66,642,978